Debtor in Possession Financing (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debtor in Possession Financing (Textual)
Debtor in possession financing, amount	$ 600,000
Debtor in Possession credit facility, interest rate	12.00%
Debtor in possession financing, effective date	2 years